Summary of Significant Accounting Policies - Schedule of Fair Value of Financial Instruments (Details) (10-K) - Derivative Liability Notes and Warrants [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair value		$ 93,206
Input level	Level 3	Level 3